Retirement Plans (Details) (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Qualified participants contribution percentage	100.00%
Maximum contribution by qualified participants	$ 49,000
Amount of forfeitures utilized to reduce cash contribution requirements	300,000	300,000	0
Actual cash contributions	4,300,000	5,200,000	4,900,000
Amount of forfeitures utilized to reduce future cash contribution requirements	$ 200,000
Decription of retirement plan contribution	In the first month following the date of hire, an employee can elect to become a participant in a Retirement Plan. Under the Plans, participant contributions of 1% to 5% matched on a 2 to 1 basis. Our contributions vest 100% to each participant after three years of service with us including any period of ineligibility mandated by the Plans. If a participant terminates employment before becoming fully vested, the unvested portion is credited to our account and can be used only to offset our future contribution requirements.
Maximum [Member]
Percentage of earnings contributed by participants	5.00%
Minimum [Member]
Percentage of earnings contributed by participants	1.00%